DERIVATIVE WARRANTS LIABILITY	12 Months Ended
Dec. 31, 2025
Warrants and Rights Note Disclosure [Abstract]
DERIVATIVE WARRANTS LIABILITY
NOTE 10:	DERIVATIVE WARRANTS LIABILITY

Issued to investors	December 31,
	2025	2024
Outstanding at January 1	$202	$-
Issued to investors	-	1,000
Exercised	(901)	-
Changes in fair value	699	(798)

Outstanding at December 31	$-	$202

See note 14.c. for additional information on the derivative warrants issued.

The Company used the Black-Scholes valuation model to estimate fair value of these warrants. In using this model, the Company made certain assumptions about risk-free interest rates, dividend yields, expected stock price volatility, expected term of the warrants and other assumptions. Expected volatility was calculated based upon historical volatility of the Company. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on historical dividend payments, which have been zero to date. The expected term of the warrants is based on the time to expiration of the warrants from the measurement date.

The following table summarizes the observable inputs used in the valuation of the warrants issued on January 19, 2024:

	Year ended December 31,	January 19,
	2024	2024
Risk-free interest rate	4.16%	4.39%
Dividend yield	0%	0%
Volatility factor	123%	287%
Expected life of the warrants in years	1.05	2